FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Details Regarding Derivative Financial Instruments) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
IfrsStatementLineItems [Line Items]
Finance costs		₪ 75	[1]	₪ 55	₪ 184
Balance as at December 31, 2019	[1]	28
Series G option warrants [Member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2019
Issuance		37
Finance costs		7
Exercise		(16)
Balance as at December 31, 2019		₪ 28

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.